Fair Value Measurements - Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis (Details)	Mar. 31, 2025	Mar. 31, 2024
Starting share price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	0.73
Starting share price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		307
Starting share price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		490
Tranche 1 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	125
Tranche 1 trigger price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.2
Tranche 1 trigger price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.91
Tranche 2 trigger price [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	150
Tranche 2 trigger price [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.85
Tranche 2 trigger price [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4.7
Contractual term [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	2.9
Contractual term [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		3.9
Contractual term [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4
Volatility [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	100	90
Risk-free interest rate [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input	3.82
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4.2
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis [Line Items]
Earnout liability measurement input		4.21